Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2023	2022[1]	2021[1]
	£m	£m	£m
Current tax	386	(283)	(187)
– for this year	359	(243)	(245)
– adjustments in respect of prior years	27	(40)	58
Deferred tax	41	(363)	164
– origination and reversal of temporary differences	25	(529)	248
– effect of changes in tax rates	—	33	(56)
– adjustments in respect of prior years	16	133	(28)
Year ended 31 Dec[2]	427	(646)	(23)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
2 In addition to amounts recorded in the income statement, a tax charge of £334m (2022: credit of £393m; 2021 credit of £135m) was recorded directly to equity.

Schedule of tax reconciliation
The tax charged to the income statement differs from the tax expense that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2023		2022[1]		2021[1]
	£m	%	£m	%	£m	%
Profit/(loss) before tax	2,152		(1,199)		1,023
Tax expense
Taxation at UK corporation tax rate	506	23.5	(228)	19.0	194	19.0
Impact of taxing overseas profits at different rates	(20)	(0.9)	(75)	6.3	7	0.7
UK banking surcharge	5	0.2	(47)	3.9	(2)	(0.2)
Items increasing the tax charge in 2023:
– UK and European bank levies	78	3.6	50	(4.2)	72	7.0
– adjustments in respect of prior periods	58	2.7	93	(7.8)	30	2.9
– provisions for fines and penalties	23	1.1	3	(0.3)	(2)	(0.2)
– local taxes and overseas withholding taxes	19	0.9	4	(0.3)	(4)	(0.4)
– effect of losses (profits) in associates and joint ventures	5	0.2	5	(0.4)	(43)	(4.2)
– other	25	1.2	(5)	0.4	(32)	3.0
– impact of changes in tax rates	—	—	33	(2.8)	(56)	(5.5)
– impact of temporary differences between French tax and IFRS	—	—	—	—	324	31.7
Items reducing the tax charge in 2023:
– movements in unrecognised deferred tax	(81)	(3.8)	(268)	22.4	(47)	(4.6)
– non-taxable gain on transfer of Guernsey branch	(74)	(3.4)	—	—	—	—
– deductions for AT1 coupon payments	(60)	(2.8)	(55)	4.6	(53)	(5.2)
– impact of held for sale adjustments	(25)	(1.2)	47	(3.9)	—	—
– non-taxable income and gains	(21)	(1.0)	(93)	7.8	(92)	(9.0)
– movements in provisions for uncertain tax positions	(11)	(0.5)	(110)	9.2	5	0.5
– tax impact of sale of French retail banking business	—	—	—	—	(324)	(31.7)
Year ended 31 Dec	427	19.8	(646)	53.9	(23)	(2.2)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.

Schedule of movement of deferred tax assets and liabilities

Tax expense
	2023	2022[1]	2021[1]
	£m	£m	£m
Current tax	386	(283)	(187)
– for this year	359	(243)	(245)
– adjustments in respect of prior years	27	(40)	58
Deferred tax	41	(363)	164
– origination and reversal of temporary differences	25	(529)	248
– effect of changes in tax rates	—	33	(56)
– adjustments in respect of prior years	16	133	(28)
Year ended 31 Dec[2]	427	(646)	(23)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
2 In addition to amounts recorded in the income statement, a tax charge of £334m (2022: credit of £393m; 2021 credit of £135m) was recorded directly to equity.

Movement of deferred tax assets and liabilities
	Cash flow hedges	Loan impairment provisions	Property, plant and equipment	FVOCI investments	Relief for tax losses[3]	Other[2]	Total
	£m	£m	£m	£m	£m	£m	£m
Assets	391	60	227	474	628	151	1,931
Liabilities	—	—	—	(351)	—	—	(351)
At 1 Jan 2023	391	60	227	123	628	151	1,580
Income statement	—	(4)	(36)	44	(17)	(28)	(41)
Other comprehensive income	(252)	—	—	(43)	—	65	(230)
Foreign exchange and other adjustments	(1)	3	—	8	(10)	(37)	(37)
At 31 Dec 2023	138	59	191	132	601	151	1,272
Assets[4]	138	59	191	329	601	204	1,522
Liabilities[4]	—	—	—	(197)	—	(53)	(250)

Assets	40	60	206	40	382	65	793
Liabilities	—	—	—	—	—	—	—
At 1 Jan 2022[1]	40	60	206	40	382	65	793
Income statement	—	(2)	22	(124)	221	246	363
Other comprehensive income	348	—	—	190	—	(151)	387
Foreign exchange and other adjustments	3	2	(1)	17	25	(9)	37
At 31 Dec 2022[1]	391	60	227	123	628	151	1,580
Assets[4]	391	60	227	474	628	151	1,931
Liabilities[4]	—	—	—	(351)	—	—	(351)
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly.
2 Other deferred tax assets and liabilities relate to share-based payments, expense provisions and other temporary differences.
3    The deferred tax asset recognised in respect of tax losses mainly relates to France (£566m) and US State tax losses of the New York branch of HSBC Bank plc (£28m), both of which are supported by future profit forecasts.
4    After netting off balances within countries, the balances as disclosed in the financial statements are as follows: deferred tax assets £1,278m (2022: £1,583m); and deferred tax liabilities £6m (2022: £3m).